Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Transaction Month	2	Payment Date	August 15, 2011
Collection Period	July, 2011
I. SUMMARY

		Beginning of Period	End of Period
	Initial Balance	Balance	Balance	End of Period Factor
2011-A Reference Pool Balance	$1,262,497,868.06	$1,237,063,006.89	$1,204,393,291.74	0.9539765
Total Note Balance	1,051,029,000.00	1,025,594,138.83	992,924,423.68	0.9447165

Total Overcollateralization	$211,468,868.06	$211,468,868.06	$211,468,868.06

2011-A Exchange Note Balance	1,088,903,936.04	1,063,469,074.87	1,030,799,359.72	0.9466394
2011-A Exchange Note Overcollateralization	$173,593,932.02	$173,593,932.02	$173,593,932.02

Overcollateralization	Beginning of Period	End of Period
2011-A Reference Pool Balance as a % of Total Note Balance	120.62%	121.30%
2011-A Reference Pool Balance as a % of 2011-A Exchange Note Balance	116.32%	116.84%

			Beginning of Period	End of Period	End of Period
	Note Interest Rate	Initial Balance	Balance	Balance	Factor
Class A-1 Notes	0.26061%	$246,000,000.00	$220,565,138.83	$187,895,423.68	0.7638025
Class A-2 Notes	0.74000%	390,000,000.00	390,000,000.00	390,000,000.00	1.0000000
Class A-3 Notes	1.03000%	305,000,000.00	305,000,000.00	305,000,000.00	1.0000000
Class A-4 Notes	1.34000%	65,841,000.00	65,841,000.00	65,841,000.00	1.0000000
Class B Notes	1.92000%	44,188,000.00	44,188,000.00	44,188,000.00	1.0000000

Total		$1,051,029,000.00	$1,025,594,138.83	$992,924,423.68	0.9447165

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$32,669,715.15	$132.80	$49,497.94	$0.20	$32,719,213.09	$133.00
Class A-2 Notes	0.00	0.00	240,500.00	0.62	240,500.00	0.62
Class A-3 Notes	0.00	0.00	261,791.67	0.86	261,791.67	0.86
Class A-4 Notes	0.00	0.00	73,522.45	1.12	73,522.45	1.12
Class B Notes	0.00	0.00	70,700.80	1.60	70,700.80	1.60

Total	$32,669,715.15	$132.80	$696,012.86	$0.66	$33,365,728.01	$31.75
II. POOL INFORMATION

			Residual Portion of
2011-A Reference Pool Balance	Lease Balance	Securitization Value	Securitization Value
Beginning of Period	$1,398,818,683.60	$1,237,063,006.89	$803,937,446.88
Change	(37,829,155.73)	(32,669,715.15)	(12,438,727.54)

End of Period	$1,360,989,527.87	$1,204,393,291.74	$791,498,719.34

Residual Portion of Securitization Value as % of Securitization Value at end of period			65.72%

		Terminations in Prior		Terminations in
	At Cutoff Date	Periods	Beginning of Period	Current Period	End of Period
Number of Leases	54,427	643	53,784	1,186	52,598

	Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity In Months	23.0	22.2

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Transaction Month	2	Payment Date	August 15, 2011
Collection Period	July, 2011

			% of End of Period
Delinquent Leases	Number of Leases	Securitization Value	Reference Pool Balance
31 - 60 Days Delinquent	215	$4,703,548.73	0.39%
61 - 90 Days Delinquent	10	232,657.12	0.02%
91- 120 Days Delinquent	0	0.00	0.00%
Over 120 Days Delinquent	0	0.00	0.00%

Total Delinquent Leases	225	$4,936,205.85	0.41%

	Current Period	Cumulative
Prepayment Speed	0.07%	0.42%
III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments	$19,914,750.50
plus: Payoffs	12,345,387.42
plus: Other (including extension fees, excess charges, etc.)	178,995.18
minus: Payaheads	(577,397.55)
plus: Payahead Draws	829,189.17
plus: Advances	1,329,468.93
minus: Advance Reimbursement Amounts	(779,371.10)
plus: Administrative Removal Amounts	923,626.06
plus: Net Auction Proceeds	7,347,377.17
plus: Recoveries	85,484.13

Total Collections	$41,597,509.91
Reserve Account Balance Beginning of Period	18,817,134.48

Total Collections Plus Reserve	$60,414,644.39

			Remaining Available
Exchange Note Distributions	Amount Due	Amount Paid	Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$1,030,885.84	$1,030,885.84	$59,383,758.55	$0.00
2011-A Exchange Note Interest Payment	1,767,426.52	1,767,426.52	57,616,332.03	0.00
2011-A Exchange Note Principal Payment	32,669,715.15	32,669,715.15	24,946,616.88	0.00
Shortfall Payment (to cover Notes)	0.00	0.00	24,946,616.88	0.00
Reserve Account Deposit	31,562,446.70	24,946,616.88	0.00	(6,615,829.82)
Shared Amounts	0.00	0.00	0.00	0.00
Remaining Funds Released to Borrowers	0.00	0.00	0.00	0.00

Total	$67,030,474.21	$60,414,644.39	$0.00	$(6,615,829.82)

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Transaction Month	2	Payment Date	August 15, 2011
Collection Period	July, 2011
IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2011-A Exchange Note Interest Payment	$1,767,426.52
2011-A Exchange Note Principal Payment	32,669,715.15
Shortfall Payment (to cover Notes)	0.00

Total	$34,437,141.67

			Remaining
ABS Note Distributions	Amount Due	Amount Paid	Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$34,437,141.67	$0.00
Administration Fee	8,546.62	8,546.62	34,428,595.05	0.00
Class A-1 Interest	49,497.94	49,497.94	34,379,097.11	0.00
Class A-2 Interest	240,500.00	240,500.00	34,138,597.11	0.00
Class A-3 Interest	261,791.67	261,791.67	33,876,805.44	0.00
Class A-4 Interest	73,522.45	73,522.45	33,803,282.99	0.00

Total Class A Interest	625,312.06	625,312.06		0.00
First Priority Principal Payment	0.00	0.00	33,803,282.99
Class B Interest	70,700.80	70,700.80	33,732,582.19	0.00
Second Priority Principal Payment	0.00	0.00	33,732,582.19
Regular Principal Payment	32,669,715.15	32,669,715.15	1,062,867.04	0.00
Reserve Account Deposit	6,615,829.82	1,062,867.04	0.00	(5,552,962.78)
Additional Trustee Fees and Expenses	0.00	0.00	0.00	0.00
Remaining Funds to Holder of Residual Interest	0.00	0.00	0.00	0.00

Total	$39,990,104.45	$34,437,141.67	$0.00	$(5,552,962.78)
V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance	$2,560,380.75
plus: Additional Advances	1,329,468.93
minus: Advance Reimbursement Amounts	(779,371.10)

End of Period Advance Balance	$3,110,478.58

Payaheads
Beginning of Period Payahead Balance	$2,011,741.97
plus: Additional Payaheads	577,397.55
minus: Payahead Draws	(829,189.17)

End of Period Payahead Balance	$1,759,950.35
VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance	$18,817,134.48
minus: Reserve Account Draw	0.00
plus: Reserve Deposit from Exchange Note Distributions	6,129,482.40

Reserve Balance after Deposit from Exchange Note	$24,946,616.88
plus: Reserve Deposit from Note Distributions	1,062,867.04

End of Period Reserve Account Balance	$26,009,483.92

Memo: Required Reserve Amount	$31,562,446.70
Reserve Shortfall	$(5,552,962.78)

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Transaction Month	2	Payment Date	August 15, 2011
Collection Period	July, 2011
VII. LEASE TERMINATIONS

	Number of Leases		Securitization Value
	Current Period	Cumulative	Current Period	Cumulative
Retained Vehicles
Early Terminations	257	500	$5,099,236.21	$9,520,492.28
Standard Terminations	458	676	6,071,650.01	8,983,626.78

Total Retained	715	1,176	$11,170,886.22	$18,504,119.06
Returned Vehicles
Early Terminations	48	80	$776,437.48	$1,274,655.25
Standard Terminations	355	469	5,012,774.03	6,523,184.86

Total Returned	403	549	$5,789,211.51	$7,797,840.11
Charged Off Leases / Repossessed Vehicles	4	4	103,922.19	103,922.19
Removals by Servicer and Other	64	100	919,622.24	1,644,375.36

Total Terminations	1,186	1,829	$17,983,642.16	$28,050,256.72
Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Lease Scheduled to Terminate	904	904	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			33.98%	30.02%
Early Termination Rate (Early Terminations / Total Terminations)			25.72%	31.71%
     Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.
VIII. GAIN (LOSS) CALCULATIONS

	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$12,425,095.20
plus: Payahead draws			83,941.49
minus: Unreimbursed Advances			(45,713.20)
minus: Securitization Value of Retained Vehicles			(11,170,886.22)

Total	715	1,176	$1,292,437.27	$2,142,530.86
Gain (Loss) Per Retained Vehicle			$1,807.60	$1,821.88

Gain (Loss) on Returned Vehicles
Customer Payments			$288,259.26
plus: Net Auction Proceeds			$7,240,767.41
plus: Payahead Draws			30,554.84
minus: Unreimbursed Advances			(20,851.74)
minus: Securitization Value of Returned Vehicles			(5,789,211.51)

Total	403	549	$1,749,518.26	$2,314,821.76
Gain (Loss) Per Returned Vehicle			$4,341.24	$4,216.43
Credit Gain (Loss) Charged Off / Repossessed Vehicles	4	4	$113.41	$113.41
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$28.35	$28.35
Gain (Loss) on Removals by Servicer and Other	64	100

Note: There is no Gain or Loss on Removals by Servicer
Recoveries from Leases Closed in Prior Periods			$29,199.06	$29,199.06

Total Gain (Loss)	1,186	1,829	$3,071,268.00	$4,486,665.09
Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$7,240,767.41
plus: Excess Wear and Use and Excess Mileage Assessed			165,322.12
minus: Residual Portion of Securitization Value			(5,545,095.25)

Total	403	549	$1,860,994.28	$2,499,997.75
Residual Gain (Loss) Per Returned Vehicle			$4,617.85	$4,553.73

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Transaction Month Collection Period	2 July, 2011	Payment Date	August 15, 2011
SERVICER CERTIFICATION
 THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS

/s/ Daniel J Gardetto	Daniel J Gardetto,	Assistant Treasurer